Accumulated Other Comprehensive income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Beginning Balance	¥ 30,373	¥ 38	¥ (36,263)
Net unrealized gains on investment in securities, net of tax of ¥(9,529) million in 2014 , ¥(15416) million in 2015 and ¥(3,579) million in 2016	14,593	34,914	18,566
Reclassification adjustment included in net income, net of tax of ¥4255 million in 2014, ¥8501 million in 2015 and ¥(9582) million in 2016	(17,714)	(25,047)	(7,963)
Defined benefit pension plans, net of tax of ¥(1547) million in 2014, ¥3960 million in 2015 and ¥(2969) million in 2016	(4,440)	(14,834)	3,848
Reclassification adjustment included in net income, net of tax of ¥91 million in 2014, ¥85 million in 2015 and ¥(15) million in 2016	317	(118)	(278)
Foreign currency translation adjustments, net of tax of ¥1739 million in 2014, ¥(7000) million in 2015 and ¥(2921) million in 2016	(27,763)	38,309	35,425
Reclassification adjustment included in net income, net of tax of ¥17 million in 2014, ¥120 million in 2015 and ¥(0) million in 2016	806	(1,154)	1,503
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(31) million in 2014, ¥971 million in 2015 and ¥2037 million in 2016	(4,901)	(2,985)	572
Reclassification adjustment included in net income, net of tax of ¥ (298) million in 2014, ¥ (716) million in 2015 and ¥(341) million in 2016	838	2,424	915
Total other comprehensive income (loss)	(38,264)	31,509	52,588
Transaction with noncontrolling interests		96
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	(2,588)	(8,025)	12,188
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	919	9,295	4,099
Ending Balance	(6,222)	30,373	38
Net unrealized gains (losses) on investment in securities
Beginning Balance	50,330	38,651	28,974
Net unrealized gains on investment in securities, net of tax of ¥(9,529) million in 2014 , ¥(15416) million in 2015 and ¥(3,579) million in 2016	14,593	34,914	18,566
Reclassification adjustment included in net income, net of tax of ¥4255 million in 2014, ¥8501 million in 2015 and ¥(9582) million in 2016	(17,714)	(25,047)	(7,963)
Total other comprehensive income (loss)	(3,121)	9,867	10,603
Transaction with noncontrolling interests		0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	24	(1,812)	926
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	47,185	50,330	38,651
Defined benefit pension plans
Beginning Balance	(19,448)	(6,230)	(9,587)
Defined benefit pension plans, net of tax of ¥(1547) million in 2014, ¥3960 million in 2015 and ¥(2969) million in 2016	(4,440)	(14,834)	3,848
Reclassification adjustment included in net income, net of tax of ¥91 million in 2014, ¥85 million in 2015 and ¥(15) million in 2016	317	(118)	(278)
Total other comprehensive income (loss)	(4,123)	(14,952)	3,570
Transaction with noncontrolling interests		0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	313	(1,734)	213
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	(23,884)	(19,448)	(6,230)
Foreign currency translation adjustments
Beginning Balance	431	(31,949)	(53,759)
Foreign currency translation adjustments, net of tax of ¥1739 million in 2014, ¥(7000) million in 2015 and ¥(2921) million in 2016	(27,763)	38,309	35,425
Reclassification adjustment included in net income, net of tax of ¥17 million in 2014, ¥120 million in 2015 and ¥(0) million in 2016	806	(1,154)	1,503
Total other comprehensive income (loss)	(26,957)	37,155	36,928
Transaction with noncontrolling interests		96
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	(2,679)	(4,424)	11,019
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	919	9,295	4,099
Ending Balance	(24,766)	431	(31,949)
Net unrealized gains (losses) on derivative instruments
Beginning Balance	(940)	(434)	(1,891)
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(31) million in 2014, ¥971 million in 2015 and ¥2037 million in 2016	(4,901)	(2,985)	572
Reclassification adjustment included in net income, net of tax of ¥ (298) million in 2014, ¥ (716) million in 2015 and ¥(341) million in 2016	838	2,424	915
Total other comprehensive income (loss)	(4,063)	(561)	1,487
Transaction with noncontrolling interests		0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	(246)	(55)	30
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	¥ (4,757)	¥ (940)	¥ (434)